Long-term and Short-term Debt (Details) - Schedule of Long-term Debt Instruments (Parentheticals) (USD $)		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013 Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Loan, monthly installments		$ 1,535
Loan, interest at	0.00%	8.80%
Loan through		May 2016
Loan, secured by		vehicle